L3HARRIS' MILITARY TRAINING BUSINESS - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 04, 2021 CAD ($) $ / shares shares	Mar. 12, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Number of subscription receipts issued | shares	22,400,000
Price per subscription receipt | $ / shares	$ 31.25
Aggregate gross proceeds	$ 700.0		$ 700.0
Commitment fee	4.00%
Accrued commitment fee	$ 14.0		14.0
Income tax recovery	$ 3.7
Contingent consideration arising on business combinations			11.2	$ 0.0
Share issue related cost		$ 42.3
Share issue related cost, income tax recovery		$ 11.2
Change in fair value of financial instruments, loss			(140.4)	$ 71.0
Other Issuance Related Costs, Recorded As A Deduction From Equity			3.0
Other Issuance Related Costs, Recorded As A Deduction From Equity, Income Tax Recovery			0.8
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Number of common shares issued upon conversion of subscription receipts	1
Contingent consideration arising on business combinations			14.0
Change in fair value of financial instruments, loss			$ 7.7
L3Harris' Military Training business | Forecast
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration					$ 1,050
L3Harris' Military Training business | Currency risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Notional amount						$ 800